UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Elm Ridge Capital Management, LLC

Address: 3 West Main Street
         3rd Floor
         Irvington, NY 10533

13F File Number: 28-10075

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Christopher Conneely
Title:  Chief Financial Officer of the Funds
Phone:  (914) 250-1000


Signature, Place and Date of Signing:

/s/ Christopher Conneely               Irvington, NY             May 15, 2006
----------------------------         --------------------   --------------------
      [Signature]                     [City, State]               [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              4

Form 13F Information Table Entry Total:         59

Form 13F Information Table Value Total:     $1,679,354
                                          (in thousands)


List of Other Included Managers:

Form 13F File Number            Name


(1)     28- 10555               Elm Ridge Capital Partners, L.P.
(2)     28- 10557               Elm Ridge Value Advisors, LLC
(3)     28- 10556               Elm Ridge Value Partners Offshore Fund, Inc.
(4)     28- 11797               Elm Ridge Offshore Master Fund, Ltd.
    --------------------------------------------------------------------




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
                                                    FORM 13F INFORMATION TABLE



COLUMN 1                    COLUMN  2      COLUMN 3     COLUMN 4      COLUMN 5           COLUMN 6      COLUMN 7     COLUMN 8

                            TITLE                        VALUE    SHRS OR    SH/  PUT/  INVESTMENT      OTHER      VOTING AUTHORITY
NAME OF ISSUER              OF CLASS        CUSIP       (X$1000)  PRN AMT    PRN  CALL  DISCRETION      MGRS   SOLE  SHARED     NONE
--------------              --------        -----       --------  -------    ---  ----  ----------      ----   ----  ------     ----
ACCREDITED HOME
  LENDRS HLDG                    COM       00437P107     32,735      639,600 SH         Shared-Defined  1,2,3,4         639,600
ALLTEL CORP                      COM       020039103     29,332      453,000 SH         Shared-Defined  1,2,3,4         453,000
ANHEUSER BUSCH COS INC           COM       035229103     25,700      600,900 SH         Shared-Defined  1,2,3,4         600,900
BEA SYS INC                      COM       073325102     21,055    1,603,605 SH         Shared-Defined  1,2,3,4       1,603,605
BLOCKBUSTER INC                 CL A       093679108     24,911    6,274,830 SH         Shared-Defined  1,2,3,4       6,274,830
BLOCKBUSTER INC                 CL B       093679207     11,501    3,212,600 SH         Shared-Defined  1,2,3,4       3,212,600
CENVEO INC                       COM       15670S105     72,062    4,346,300 SH         Shared-Defined  1,2,3,4       4,346,300
CERNER CORP                      COM       156782104      5,694      120,000       PUT  Shared-Defined  1,2,3,4         120,000
COMCAST CORP                  CL A SPC     20030N200     47,784    1,829,400 SH         Shared-Defined  1,2,3,4       1,829,400
CONOCOPHILLIPS                   COM       20825C104     29,971      474,600 SH         Shared-Defined  1,2,3,4         474,600
DOLLAR THRIFTY
  AUTOMOTIVE GP                  COM       256743105     48,192    1,061,500 SH         Shared-Defined  1,2,3,4       1,061,500
ENTERGY CORP NEW                 COM       29364G103     26,170      379,600 SH         Shared-Defined  1,2,3,4         379,600
FEDERAL HOME LN MTG CORP         COM       313400301     35,197      577,000 SH         Shared-Defined  1,2,3,4         577,000
FIRST MARBLEHEAD CORP            COM       320771108     11,284      260,900 SH         Shared-Defined  1,2,3,4         260,900
GATEWAY INC                      COM       367626108     24,245   11,070,981 SH         Shared-Defined  1,2,3,4      11,070,981
HARLEY DAVIDSON INC              COM       412822108     20,908      403,000       PUT  Shared-Defined  1,2,3,4         403,000
HERCULES INC                     COM       427056106     50,559    3,663,700 SH         Shared-Defined  1,2,3,4       3,663,700
HYPERION SOLUTIONS CORP          COM       44914M104     15,961      489,600       PUT  Shared-Defined  1,2,3,4         489,600
ICU MED INC                      COM       44930G107     10,523      290,765 SH         Shared-Defined  1,2,3,4         290,765
IMPAC MTG HLDGS INC              COM       45254P102     22,740    2,358,900 SH         Shared-Defined  1,2,3,4       2,358,900
INTERNATIONAL GAME
  TECHNOLOGY                     COM       459902102     24,971      709,000 SH         Shared-Defined  1,2,3,4         709,000
JPMORGAN CHASE & CO              COM       46625H100     25,646      615,900 SH         Shared-Defined  1,2,3,4         615,900
KFX INC                          COM       48245L107     11,695      642,600       PUT  Shared-Defined  1,2,3,4         642,600
KOMAG INC                      COM NEW     500453204     14,280      300,000       PUT  Shared-Defined  1,2,3,4         300,000
LAWSON SOFTWARE INC              COM       520780107     44,943    5,859,617 SH         Shared-Defined  1,2,3,4       5,859,617
LEAR CORP                        COM       521865105      5,496      310,000       PUT  Shared-Defined  1,2,3,4         310,000
LORAL SPACE
  COMMUNICATNS L                 COM       543881106     16,271      565,950 SH         Shared-Defined  1,2,3,4         565,950
MARRIOT INTL INC NEW            CL A       571903202     18,865      275,000       PUT  Shared-Defined  1,2,3,4         275,000
MICROSOFT CORP                   COM       594918104     37,626    1,382,800 SH         Shared-Defined  1,2,3,4       1,382,800
MITTAL STEEL CO NV          MY REQ SH CL A 60684P101     44,904    1,189,500 SH         Shared-Defined  1,2,3,4       1,189,500
MOBILE MINI INC                  COM       60740F105      5,638      182,345 SH         Shared-Defined  1,2,3,4         182,345
NRG ENERGY INC                 COM NEW     629377508     44,334      980,400 SH         Shared-Defined  1,2,3,4         980,400
OFFICEMAX INC DEL                COM       67622P101     33,308    1,104,000 SH         Shared-Defined  1,2,3,4       1,104,000
OWENS ILL INC                  COM NEW     690768403     10,822      623,000 SH         Shared-Defined  1,2,3,4         623,000
PALM INC NEW                     COM       696643105     23,160    1,000,000       PUT  Shared-Defined  1,2,3,4       1,000,000
PAR PHARMACEUTICAL
  COS INC                        COM       69888P106     44,834    1,591,000 SH         Shared-Defined  1,2,3,4       1,591,000
PARTNERS TR FINL
  GROUP INC N                    COM       70213F102     33,838    2,838,764 SH         Shared-Defined  1,2,3,4       2,838,764
PFIZER INC                       COM       717081103     61,894    2,483,700 SH         Shared-Defined  1,2,3,4       2,483,700
PFIZER INC                       COM       717081103      5,109      205,000      CALL  Shared-Defined  1,2,3,4         205,000
QUANTUM CORP                  COM DSSG     747906204     38,771   10,366,575 SH         Shared-Defined  1,2,3,4      10,366,575
QUEBECOR WORLD INC           COM NON VTG   748203106     37,841    3,853,489 SH         Shared-Defined  1,2,3,4       3,853,489
RESEARCH IN MOTION LTD           COM       760975102     12,732      150,000       PUT  Shared-Defined  1,2,3,4         150,000
SFBC INTL INC                    COM       784121105      9,057      371,475 SH         Shared-Defined  1,2,3,4         371,475
SPDR TR                          COM       78462F103     71,407      550,000      CALL  Shared-Defined  1,2,3,4         550,000
SANMINA SCI CORP                 COM       800907107     31,209    7,611,931 SH         Shared-Defined  1,2,3,4       7,611,931
SAPPI LTD                   SPON ADR NEW   803069202     28,057    1,902,170 SH         Shared-Defined  1,2,3,4       1,902,170
SMURFIT-STONE
  CONTAINER CORP                 COM       832727101     30,059    2,215,101 SH         Shared-Defined  1,2,3,4       2,215,101
STERICYCLE INC                   COM       858912108     15,079      223,000       PUT  Shared-Defined  1,2,3,4         223,000
SUNRISE SENIOR LIVING INC        COM       86768K106     23,382      600,000       PUT  Shared-Defined  1,2,3,4         600,000
SYMANTEC CORP                    COM       871503108     68,474    4,068,596 SH         Shared-Defined  1,2,3,4       4,068,596
TJX COS INC NEW                  COM       872540109     28,141    1,133,800 SH         Shared-Defined  1,2,3,4       1,133,800
TEMPLE INLAND INC                COM       879868107     25,999      583,600 SH         Shared-Defined  1,2,3,4         583,600
TERNIUM SA                    SPON ADR     880890108     12,253      432,200 SH         Shared-Defined  1,2,3,4         432,200
TURBOCHEF TECHNOLOGIES INC     COM NEW     900006206      7,415      607,800 SH         Shared-Defined  1,2,3,4         607,800
UMB FINL CORP                    COM       902788108     25,283      360,000 SH         Shared-Defined  1,2,3,4         360,000
UNITED STATES STL CORP NEW       COM       912909108     36,408      600,000 SH         Shared-Defined  1,2,3,4         600,000
UNITED STATES STL CORP NEW       COM       912909108     35,552      585,900      CALL  Shared-Defined  1,2,3,4         585,900
WHIRLPOOL CORP                   COM       963320106     36,588      400,000 SH         Shared-Defined  1,2,3,4         400,000
WYETH                            COM       983024100     31,489      649,000 SH         Shared-Defined  1,2,3,4         649,000


SK 03563 0004 669081